Share-Based Compensation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation [Line Items]
Options granted		1,500,000
Vest over period		36 months
Exercisable term		10 years
Exercise price per share		$ 0.04
Share-based compensation expense		$ 4,766,783	$ 129,446
Service-Based Awards [Member]
Share-based Compensation [Line Items]
Options granted		412,975	1,963,750
Vest over period		4 years
Exercise price per share
Service-based awards option and performance-based awards option [Member]
Share-based Compensation [Line Items]
Exercise price per share		$ 0.01
Market-based award options [Member]
Share-based Compensation [Line Items]
Options granted		1,500,000
Exercise price per share
Key Management Personnel [Member]
Share-based Compensation [Line Items]
Share-based compensation expense		$ 1,384,956	$ 65,537
Minimum [Member] | Service-Based Awards [Member]
Share-based Compensation [Line Items]
Percentage of vested options		25.00%
Maximum [Member] | Service-Based Awards [Member]
Share-based Compensation [Line Items]
Percentage of vested options		75.00%
Share Option Plan [Member]
Share-based Compensation [Line Items]
Ordinary shares, authorized	23,000,000
Reverse stock split	5,750,000
Options granted		1,925,475
Share Option Plan [Member] | Market-based award options [Member]
Share-based Compensation [Line Items]
Exercise price per share		$ 0.01